Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 9,308	R 5,883
Eva Copper operations and related assets
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Expiring after one year
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 7,958	R 5,883	R 7,254
Restricted cash and investments (refer to note R15)
Disclosure of financial assets [line items]
Interest income	R 329	R 258	R 185